Variable Interest Entities - Summary of Consolidated VIE Investment Funds (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Variable Interest Entity [Line Items]
Investment funds	$ 2,460	$ 2,264
Consolidated Entity Excluding Variable Interest Entities (VIE) and Related Party
Variable Interest Entity [Line Items]
Investment funds	$ 689	$ 733
Percent of total	100.00%	100.00%
Consolidated Entity Excluding Variable Interest Entities (VIE) and Related Party | Private equity
Variable Interest Entity [Line Items]
Investment funds	$ 268	$ 263
Percent of total	38.90%	35.90%
Consolidated Entity Excluding Variable Interest Entities (VIE) and Related Party | Mortgage and real estate
Variable Interest Entity [Line Items]
Investment funds	$ 118	$ 101
Percent of total	17.20%	13.80%
Consolidated Entity Excluding Variable Interest Entities (VIE) and Related Party | Natural resources
Variable Interest Entity [Line Items]
Investment funds	$ 5	$ 6
Percent of total	0.70%	0.80%
Consolidated Entity Excluding Variable Interest Entities (VIE) and Related Party | Hedge funds
Variable Interest Entity [Line Items]
Investment funds	$ 72	$ 86
Percent of total	10.40%	11.70%
Consolidated Entity Excluding Variable Interest Entities (VIE) and Related Party | Credit funds
Variable Interest Entity [Line Items]
Investment funds	$ 226	$ 277
Percent of total	32.80%	37.80%
Consolidated Entity Excluding Variable Interest Entities (VIE) | Related Party
Variable Interest Entity [Line Items]
Investment funds	$ 1,198	$ 997
Percent of total	100.00%	100.00%
Consolidated Entity Excluding Variable Interest Entities (VIE) | Private equity | Related Party
Variable Interest Entity [Line Items]
Investment funds	$ 343	$ 225
Percent of total	28.60%	22.60%
Consolidated Entity Excluding Variable Interest Entities (VIE) | Private equity – other | Related Party
Variable Interest Entity [Line Items]
Investment funds	$ 131	$ 36
Percent of total	11.00%	3.60%
Consolidated Entity Excluding Variable Interest Entities (VIE) | Mortgage and real estate | Related Party
Variable Interest Entity [Line Items]
Investment funds	$ 247	$ 234
Percent of total	20.60%	23.50%
Consolidated Entity Excluding Variable Interest Entities (VIE) | Natural resources | Related Party
Variable Interest Entity [Line Items]
Investment funds	$ 49	$ 46
Percent of total	4.10%	4.60%
Consolidated Entity Excluding Variable Interest Entities (VIE) | Hedge funds | Related Party
Variable Interest Entity [Line Items]
Investment funds	$ 192	$ 256
Percent of total	16.00%	25.60%
Consolidated Entity Excluding Variable Interest Entities (VIE) | Credit funds | Related Party
Variable Interest Entity [Line Items]
Investment funds	$ 236	$ 200
Percent of total	19.70%	20.10%
Variable Interest Entities | Related Party
Variable Interest Entity [Line Items]
Investment funds	$ 573	$ 534
Percent of total	100.00%	100.00%
Variable Interest Entities | Private equity | Related Party
Variable Interest Entity [Line Items]
Investment funds	$ 524	$ 482
Percent of total	91.40%	90.30%
Variable Interest Entities | Mortgage and real estate | Related Party
Variable Interest Entity [Line Items]
Investment funds	$ 11	$ 18
Percent of total	1.90%	3.40%
Variable Interest Entities | Credit funds | Related Party
Variable Interest Entity [Line Items]
Investment funds	$ 38	$ 34
Percent of total	6.70%	6.30%
CoInvest VII | Related Party
Variable Interest Entity [Line Items]
Equity method investment funds	$ 761	$ 782
Minimum | Consolidated Entity Excluding Variable Interest Entities (VIE) and Related Party | Private equity
Variable Interest Entity [Line Items]
Life of underlying funds	0 years	0 years
Minimum | Consolidated Entity Excluding Variable Interest Entities (VIE) and Related Party | Mortgage and real estate
Variable Interest Entity [Line Items]
Life of underlying funds	0 years	0 years
Minimum | Consolidated Entity Excluding Variable Interest Entities (VIE) and Related Party | Natural resources
Variable Interest Entity [Line Items]
Life of underlying funds	1 year	0 years
Minimum | Consolidated Entity Excluding Variable Interest Entities (VIE) and Related Party | Hedge funds
Variable Interest Entity [Line Items]
Life of underlying funds	0 years	0 years
Minimum | Consolidated Entity Excluding Variable Interest Entities (VIE) and Related Party | Credit funds
Variable Interest Entity [Line Items]
Life of underlying funds	0 years	0 years
Minimum | Consolidated Entity Excluding Variable Interest Entities (VIE) | Private equity | Related Party
Variable Interest Entity [Line Items]
Life of underlying funds	3 years	6 years
Minimum | Consolidated Entity Excluding Variable Interest Entities (VIE) | Private equity – other | Related Party
Variable Interest Entity [Line Items]
Life of underlying funds	0 years	6 years
Minimum | Consolidated Entity Excluding Variable Interest Entities (VIE) | Mortgage and real estate | Related Party
Variable Interest Entity [Line Items]
Life of underlying funds	1 year	0 years
Minimum | Consolidated Entity Excluding Variable Interest Entities (VIE) | Natural resources | Related Party
Variable Interest Entity [Line Items]
Life of underlying funds	5 years	3 years
Minimum | Consolidated Entity Excluding Variable Interest Entities (VIE) | Hedge funds | Related Party
Variable Interest Entity [Line Items]
Life of underlying funds	9 years	0 years
Minimum | Consolidated Entity Excluding Variable Interest Entities (VIE) | Credit funds | Related Party
Variable Interest Entity [Line Items]
Life of underlying funds	2 years	3 years
Minimum | Variable Interest Entities | Mortgage and real estate | Related Party
Variable Interest Entity [Line Items]
Life of underlying funds	2 years	3 years
Minimum | Variable Interest Entities | Credit funds | Related Party
Variable Interest Entity [Line Items]
Life of underlying funds	0 years	0 years
Maximum | Consolidated Entity Excluding Variable Interest Entities (VIE) and Related Party | Private equity
Variable Interest Entity [Line Items]
Life of underlying funds	7 years	7 years
Maximum | Consolidated Entity Excluding Variable Interest Entities (VIE) and Related Party | Mortgage and real estate
Variable Interest Entity [Line Items]
Life of underlying funds	4 years	7 years
Maximum | Consolidated Entity Excluding Variable Interest Entities (VIE) and Related Party | Natural resources
Variable Interest Entity [Line Items]
Life of underlying funds	2 years	1 year
Maximum | Consolidated Entity Excluding Variable Interest Entities (VIE) and Related Party | Hedge funds
Variable Interest Entity [Line Items]
Life of underlying funds	3 years	4 years
Maximum | Consolidated Entity Excluding Variable Interest Entities (VIE) and Related Party | Credit funds
Variable Interest Entity [Line Items]
Life of underlying funds	5 years	5 years
Maximum | Consolidated Entity Excluding Variable Interest Entities (VIE) | Private equity | Related Party
Variable Interest Entity [Line Items]
Life of underlying funds	3 years	7 years
Maximum | Consolidated Entity Excluding Variable Interest Entities (VIE) | Private equity – other | Related Party
Variable Interest Entity [Line Items]
Life of underlying funds	10 years	7 years
Maximum | Consolidated Entity Excluding Variable Interest Entities (VIE) | Mortgage and real estate | Related Party
Variable Interest Entity [Line Items]
Life of underlying funds	4 years	7 years
Maximum | Consolidated Entity Excluding Variable Interest Entities (VIE) | Natural resources | Related Party
Variable Interest Entity [Line Items]
Life of underlying funds	5 years	7 years
Maximum | Consolidated Entity Excluding Variable Interest Entities (VIE) | Hedge funds | Related Party
Variable Interest Entity [Line Items]
Life of underlying funds	9 years	1 year
Maximum | Consolidated Entity Excluding Variable Interest Entities (VIE) | Credit funds | Related Party
Variable Interest Entity [Line Items]
Life of underlying funds	3 years	10 years
Maximum | Variable Interest Entities | Mortgage and real estate | Related Party
Variable Interest Entity [Line Items]
Life of underlying funds	3 years	4 years
Maximum | Variable Interest Entities | Credit funds | Related Party
Variable Interest Entity [Line Items]
Life of underlying funds	3 years	4 years